Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	SEI ASSET ALLOCATION TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (First Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNSAX
SAAT DEFENSIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STDAX
SAAT CONSERVATIVE STRATEGY FUND (First Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSAX
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGAX
SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMOAX
SAAT MODERATE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXMAX
SAAT AGGRESSIVE STRATEGY FUND (First Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGAX
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND (Prospectus Summary) | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISAX
SAAT CORE MARKET STRATEGY FUND (First Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOKAX
SAAT CORE MARKET STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKTAX
SAAT MARKET GROWTH STRATEGY FUND (First Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRWAX
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOAX
SAAT CONSERVATIVE STRATEGY FUND (Second Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTDX
SAAT MODERATE STRATEGY FUND (Second Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSDX
SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASDX
SAAT MARKET GROWTH STRATEGY FUND (Second Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKDX
SAAT DEFENSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEDIX
SAAT CONSERVATIVE STRATEGY FUND (Third Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICIX
SAAT MODERATE STRATEGY FUND (Third Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSIX
SAAT AGGRESSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAIX
SAAT CORE MARKET STRATEGY FUND (Third Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMSX
SAAT MARKET GROWTH STRATEGY FUND (Third Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGSX

SAAT DEFENSIVE STRATEGY FUND (First Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.49%
Total Annual Fund Operating Expenses	[1]	0.86%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND CLASS A
Class A Shares
		88	274	477	1,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Principal Investment Strategies
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                 (Percentage of the Fund's Assets)
U.S. Equity                                                                 0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                        0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                 0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                     50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                  0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.88% (12/31/06)

Worst Quarter: -3.96% (03/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 1.93%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT DEFENSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	3.35%	1.43%	2.42%	Nov 17, 2003
CLASS A After Taxes on Distributions	Return After Taxes on Distributions	2.71%	0.27%	1.34%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.18%	0.58%	1.47%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (First Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                 (Percentage of the Fund's Assets)
U.S. Equity                                                                 0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                        0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                 0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                     50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                  0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2.88% (12/31/06)

Worst Quarter: -3.96% (03/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 1.93%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT DEFENSIVE STRATEGY FUND (First Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
SAAT DEFENSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2004	rr_AnnualReturn2004	5.29%
Annual Return 2005	rr_AnnualReturn2005	3.56%
Annual Return 2006	rr_AnnualReturn2006	8.09%
Annual Return 2007	rr_AnnualReturn2007	0.18%
Annual Return 2008	rr_AnnualReturn2008	(8.31%)
Annual Return 2009	rr_AnnualReturn2009	4.62%
Annual Return 2010	rr_AnnualReturn2010	3.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT DEFENSIVE STRATEGY ALLOCATION FUND
Fund Summary
Investment Goal
Generate investment income while providing opportunity for capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY ALLOCATION FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.98%
Total Annual Fund Operating Expenses	[1]	1.35%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY ALLOCATION FUND CLASS A
Class A Shares
		137	428	739	1,624

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 72%
of the average value of its portfolio.

Principal Investment Strategies
GOALLINK STRATEGY COMPONENT

The Defensive Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed defensive investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Defensive Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed defensive
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, including inflation-sensitive securities, and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                 Investment Range
Fund/Asset Class                                         (Percentage of the Fund's Assets)
U.S. Equity                                                                        0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                                0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                         0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                              0-100%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                          0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.94% (06/30/09)

Worst Quarter: -25.54% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.50%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the Barclays Capital
U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in
conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT DEFENSIVE STRATEGY ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	18.77%	4.67%	5.21%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	17.01%	2.51%	(0.39%)	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	12.22%	2.81%	1.17%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT DEFENSIVE STRATEGY ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Generate investment income while providing opportunity for capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 72%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
GOALLINK STRATEGY COMPONENT

The Defensive Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed defensive investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Defensive Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed defensive
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, including inflation-sensitive securities, and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                 Investment Range
Fund/Asset Class                                         (Percentage of the Fund's Assets)
U.S. Equity                                                                        0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                                0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                         0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                              0-100%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                          0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.94% (06/30/09)

Worst Quarter: -25.54% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.50%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the Barclays Capital
U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in
conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT DEFENSIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
SAAT DEFENSIVE STRATEGY ALLOCATION FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Annual Return 2004	rr_AnnualReturn2004	4.04%
Annual Return 2005	rr_AnnualReturn2005	8.42%
Annual Return 2006	rr_AnnualReturn2006	16.43%
Annual Return 2007	rr_AnnualReturn2007	0.43%
Annual Return 2008	rr_AnnualReturn2008	(32.40%)
Annual Return 2009	rr_AnnualReturn2009	33.81%
Annual Return 2010	rr_AnnualReturn2010	18.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CONSERVATIVE STRATEGY FUND (First Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing the opportunity for modest capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CONSERVATIVE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.62%
Total Annual Fund Operating Expenses	[1]	0.99%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CONSERVATIVE STRATEGY FUND CLASS A
Class A Shares
		101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Principal Investment Strategies
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.77% (06/30/09)

Worst Quarter: -13.10% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 3.00%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CONSERVATIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	6.57%	1.36%	3.02%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.58%	0.03%	1.78%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.28%	0.42%	1.89%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (First Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing the opportunity for modest capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6.77% (06/30/09)

Worst Quarter: -13.10% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 3.00%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CONSERVATIVE STRATEGY FUND (First Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.10%)
SAAT CONSERVATIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2004	rr_AnnualReturn2004	8.35%
Annual Return 2005	rr_AnnualReturn2005	4.55%
Annual Return 2006	rr_AnnualReturn2006	10.75%
Annual Return 2007	rr_AnnualReturn2007	0.75%
Annual Return 2008	rr_AnnualReturn2008	(20.93%)
Annual Return 2009	rr_AnnualReturn2009	13.79%
Annual Return 2010	rr_AnnualReturn2010	6.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Fund Summary
Investment Goal
Generate investment income while providing opportunity for capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CONSERVATIVE STRATEGY ALLOCATION FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.99%
Total Annual Fund Operating Expenses	[1]	1.36%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND CLASS A
Class A Shares
		138	431	745	1,635

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 65%
of the average value of its portfolio.

Principal Investment Strategies
GOALLINK STRATEGY COMPONENT

The Conservative Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed conservative investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Conservative Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed conservative
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, including inflation-sensitive securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                          Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                               0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-50%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-80%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                 0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.57% (06/30/09)

Worst Quarter: -24.06% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.91%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the Barclays Capital
U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in
conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CONSERVATIVE STRATEGY ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	19.06%	4.75%	6.02%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	17.52%	2.99%	4.44%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	12.44%	3.10%	3.34%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Generate investment income while providing opportunity for capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 65%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
GOALLINK STRATEGY COMPONENT

The Conservative Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed conservative investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Conservative Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed conservative
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, including inflation-sensitive securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                          Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                               0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-50%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-80%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                 0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.57% (06/30/09)

Worst Quarter: -24.06% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.91%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the Barclays Capital
U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in
conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Annual Return 2004	rr_AnnualReturn2004	7.74%
Annual Return 2005	rr_AnnualReturn2005	8.54%
Annual Return 2006	rr_AnnualReturn2006	17.01%
Annual Return 2007	rr_AnnualReturn2007	0.30%
Annual Return 2008	rr_AnnualReturn2008	(31.16%)
Annual Return 2009	rr_AnnualReturn2009	31.11%
Annual Return 2010	rr_AnnualReturn2010	19.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation, while managing the risk of loss.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.77%
Total Annual Fund Operating Expenses	[1]	1.14%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND CLASS A
Class A Shares
		116	362	628	1,386

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Principal Investment Strategies
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.95% (06/30/09)

Worst Quarter: -17.19% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.40%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MODERATE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	9.68%	2.04%	4.22%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.48%	0.60%	2.93%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.33%	0.98%	2.94%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation, while managing the risk of loss.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 11.95% (06/30/09)

Worst Quarter: -17.19% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.40%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
SAAT MODERATE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2004	rr_AnnualReturn2004	11.17%
Annual Return 2005	rr_AnnualReturn2005	5.49%
Annual Return 2006	rr_AnnualReturn2006	12.07%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(25.95%)
Annual Return 2009	rr_AnnualReturn2009	19.51%
Annual Return 2010	rr_AnnualReturn2010	9.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MODERATE STRATEGY ALLOCATION FUND
Fund Summary
Investment Goal
Provide the opportunity for capital appreciation with some opportunity to generate income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY ALLOCATION FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		1.00%
Total Annual Fund Operating Expenses	[1]	1.37%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY ALLOCATION FUND CLASS A
Class A Shares
		139	434	750	1,646

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 42%
of the average value of its portfolio.

Principal Investment Strategies
GOALLINK STRATEGY COMPONENT

The Moderate Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed moderate investment strategy." Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and one or more SEI funds that invest primarily in municipal bonds (Muni Bond
Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Moderate Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed moderate GoalLink
Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more
Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                  (Percentage of the Fund's Assets)
U.S. Equity                                                                 0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                         0-50%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                  0-50%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                        0-60%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                   0-70%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.93% (06/30/09)

Worst Quarter: -22.21% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.28%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MODERATE STRATEGY ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	16.04%	3.41%	5.24%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	15.14%	2.28%	4.20%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.54%	2.34%	3.16%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MODERATE STRATEGY ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Provide the opportunity for capital appreciation with some opportunity to generate income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 42%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
GOALLINK STRATEGY COMPONENT

The Moderate Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed moderate investment strategy." Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and one or more SEI funds that invest primarily in municipal bonds (Muni Bond
Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Moderate Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed moderate GoalLink
Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more
Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                  (Percentage of the Fund's Assets)
U.S. Equity                                                                 0-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                         0-50%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                  0-50%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                        0-60%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                   0-70%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 16.93% (06/30/09)

Worst Quarter: -22.21% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 8.28%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MODERATE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.21%)
SAAT MODERATE STRATEGY ALLOCATION FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY ALLOCATION FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	8.00%
Annual Return 2006	rr_AnnualReturn2006	16.08%
Annual Return 2007	rr_AnnualReturn2007	4.07%
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	16.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT AGGRESSIVE STRATEGY FUND (First Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Fund Summary
Investment Goal
Long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		1.01%
Total Annual Fund Operating Expenses	[1]	1.38%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the  Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND CLASS A
Class A Shares
		140	437	755	1,657

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in  the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                     0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An
Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an
Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.69% (06/30/09)

Worst Quarter: -24.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.64%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT AGGRESSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	14.31%	1.50%	4.88%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	12.94%	0.13%	3.69%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.50%	0.65%	3.66%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (First Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in  the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the  Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                     0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An
Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an
Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.69% (06/30/09)

Worst Quarter: -24.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.64%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT AGGRESSIVE STRATEGY FUND (First Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jan 1, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
SAAT AGGRESSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return, Column Name	rr_AnnualReturnColumnName

Annual Return 2004	rr_AnnualReturn2004	12.27%
Annual Return 2005	rr_AnnualReturn2005	8.76%
Annual Return 2006	rr_AnnualReturn2006	15.73%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	(41.19%)
Annual Return 2009	rr_AnnualReturn2009	32.63%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND (Prospectus Summary) | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND
Fund Summary
Investment Goal
Long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		1.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND CLASS A
Class A Shares
		142	440	761	1,669

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Principal Investment Strategies
The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The
Underlying SEI Funds invest, in turn, in securities in specific asset classes.
Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies.

A portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                              40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                 0-40%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.01% (06/30/09)

Worst Quarter: -23.37% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.42%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	15.38%	2.22%	5.35%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	14.93%	1.53%	4.71%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.13%	1.59%	4.34%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND (Prospectus Summary) | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The
Underlying SEI Funds invest, in turn, in securities in specific asset classes.
Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies.

A portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                              40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                                 0-40%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.01% (06/30/09)

Worst Quarter: -23.37% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.42%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND (Prospectus Summary) | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.37%)
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2004	rr_AnnualReturn2004	12.14%
Annual Return 2005	rr_AnnualReturn2005	8.53%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	(40.06%)
Annual Return 2009	rr_AnnualReturn2009	32.16%
Annual Return 2010	rr_AnnualReturn2010	15.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY FUND (First Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.87%
Total Annual Fund Operating Expenses	[1]	1.24%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND CLASS A
Class A Shares
		126	393	681	1,500

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Principal Investment Strategies
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 12.85% (06/30/09)

Worst Quarter: -13.40% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.30%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CORE MARKET STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	11.95%	3.30%	4.76%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	10.17%	1.61%	3.28%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	7.86%	1.92%	3.30%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (First Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 12.85% (06/30/09)

Worst Quarter: -13.40% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.30%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CORE MARKET STRATEGY FUND (First Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
SAAT CORE MARKET STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2004	rr_AnnualReturn2004	8.95%
Annual Return 2005	rr_AnnualReturn2005	5.41%
Annual Return 2006	rr_AnnualReturn2006	10.06%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(25.26%)
Annual Return 2009	rr_AnnualReturn2009	22.41%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CORE MARKET STRATEGY ALLOCATION FUND
Fund Summary
Investment Goal
Provide the opportunity for capital appreciation with some opportunity to generate income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY ALLOCATION FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		1.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY ALLOCATION FUND CLASS A
Class A Shares
		142	440	761	1,669

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.

Principal Investment Strategies
GOALLINK STRATEGY COMPONENT

The Core Market Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed core market investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Core Market Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed core market
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             20-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                     0-60%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                              0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    0-75%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                               0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.03% (06/30/09)

Worst Quarter: -24.36% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.59%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CORE MARKET STRATEGY ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	15.02%	1.76%	4.21%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	14.58%	0.91%	3.41%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.90%	1.18%	2.38%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CORE MARKET STRATEGY ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Provide the opportunity for capital appreciation with some opportunity to generate income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
GOALLINK STRATEGY COMPONENT

The Core Market Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is known as the "GoalLink tax-managed core market investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Core Market Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed core market
GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             20-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                     0-60%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                              0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    0-75%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                               0-60%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.03% (06/30/09)

Worst Quarter: -24.36% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.59%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CORE MARKET STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
SAAT CORE MARKET STRATEGY ALLOCATION FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY ALLOCATION FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2004	rr_AnnualReturn2004	8.43%
Annual Return 2005	rr_AnnualReturn2005	9.67%
Annual Return 2006	rr_AnnualReturn2006	15.41%
Annual Return 2007	rr_AnnualReturn2007	5.65%
Annual Return 2008	rr_AnnualReturn2008	(40.79%)
Annual Return 2009	rr_AnnualReturn2009	31.39%
Annual Return 2010	rr_AnnualReturn2010	15.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (First Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.94%
Total Annual Fund Operating Expenses	[1]	1.31%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND CLASS A
Class A Shares
		133	415	718	1,579

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Principal Investment Strategies
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                            (Percentage of the Fund's Assets)
U.S. Equity                                                           30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                   0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                            0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                  5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.43% (06/30/09)

Worst Quarter: -18.82% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.65%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MARKET GROWTH STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	13.37%	2.48%	4.75%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	11.80%	0.94%	3.43%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	8.83%	1.35%	3.42%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (First Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                            (Percentage of the Fund's Assets)
U.S. Equity                                                           30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                   0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                            0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                  5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 16.43% (06/30/09)

Worst Quarter: -18.82% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.65%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MARKET GROWTH STRATEGY FUND (First Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.82%)
SAAT MARKET GROWTH STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Annual Return 2004	rr_AnnualReturn2004	10.84%
Annual Return 2005	rr_AnnualReturn2005	7.00%
Annual Return 2006	rr_AnnualReturn2006	12.86%
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	(33.45%)
Annual Return 2009	rr_AnnualReturn2009	27.43%
Annual Return 2010	rr_AnnualReturn2010	13.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND
Fund Summary
Investment Goal
Provide the opportunity for capital appreciation with some opportunity to generate income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY ALLOCATION FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		1.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND CLASS A
Class A Shares
		142	440	761	1,669

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 36%
of the average value of its portfolio.

Principal Investment Strategies
GOALLINK STRATEGY COMPONENT

The Market Growth Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is knows as the "GoalLink tax-managed market growth investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Market Growth Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed market growth GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                       Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                           30-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                    0-70%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                   0-50%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                              0-70%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.02% (06/30/09)

Worst Quarter: -23.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.53%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MARKET GROWTH STRATEGY ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	15.10%	2.14%	4.74%	Nov 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	14.64%	1.38%	4.00%	Nov 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.94%	1.50%	3.33%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Provide the opportunity for capital appreciation with some opportunity to generate income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 36%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
GOALLINK STRATEGY COMPONENT

The Market Growth Strategy Allocation Fund is designed to be a component of a broader strategy employed by SIMC, which is knows as the "GoalLink tax-managed market growth investment strategy." Shareholders who participate in the GoalLink
Strategy allocate their overall investment portfolio among investments in the
Fund and one or more SEI funds that invest primarily in municipal bonds (Muni
Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

INVESTMENT STRATEGY

The Market Growth Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed market growth GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities, including inflation-sensitive securities. SIMC manages the Fund by allocating
Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                       Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                           30-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund*
*(Will be known as the "SIMT Tax-Managed Small/Mid
Cap Fund" effective September 6, 2011)
SIMT Tax-Managed Managed Volatility Fund

International Equity                                                    0-70%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-40%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                   0-50%
SDIT Ultra Short Duration Bond Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund
STET Tax Free Fund

Non-Investment Grade Bonds                                              0-70%
SIMT High Yield Bond Fund
SIT Emerging Markets Debt Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Strategy Risk -- The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI Funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

Taxation Risk -- The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.02% (06/30/09)

Worst Quarter: -23.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 5.53%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MARKET GROWTH STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2004	rr_AnnualReturn2004	9.59%
Annual Return 2005	rr_AnnualReturn2005	8.74%
Annual Return 2006	rr_AnnualReturn2006	15.37%
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(39.97%)
Annual Return 2009	rr_AnnualReturn2009	32.07%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND Class D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.49%
Total Annual Fund Operating Expenses	[1]	1.86%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND Class D
Class D Shares
		189	585	1,006	2,180

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Principal Investment Strategies
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                                0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                       0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A
Shares performance from year to year and by showing how the Fund's Class A
Shares average annual returns for 1 and 5 years and since the Fund's Class A
Shares inception compared with those of a broad measure of market performance.
Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.88% (12/31/06)

Worst Quarter: -3.96% (03/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 1.93%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT DEFENSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class D	Class A Return Before Taxes	3.35%	1.43%	2.42%	Nov 17, 2003
Class D After Taxes on Distributions	Class A Return After Taxes on Distributions	2.71%	0.27%	1.34%	Nov 17, 2003
Class D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.18%	0.58%	1.47%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                           Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                                0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                       0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A
Shares performance from year to year and by showing how the Fund's Class A
Shares average annual returns for 1 and 5 years and since the Fund's Class A
Shares inception compared with those of a broad measure of market performance.
Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2.88% (12/31/06)

Worst Quarter: -3.96% (03/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 1.93%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT DEFENSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | Class D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
SAAT DEFENSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2004	rr_AnnualReturn2004	5.29%
Annual Return 2005	rr_AnnualReturn2005	3.56%
Annual Return 2006	rr_AnnualReturn2006	8.09%
Annual Return 2007	rr_AnnualReturn2007	0.18%
Annual Return 2008	rr_AnnualReturn2008	(8.31%)
Annual Return 2009	rr_AnnualReturn2009	4.62%
Annual Return 2010	rr_AnnualReturn2010	3.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | Class D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | Class D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CONSERVATIVE STRATEGY FUND (Second Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing the opportunity for modest capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CONSERVATIVE STRATEGY FUND CLASS D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.62%
Total Annual Fund Operating Expenses	[1]	1.99%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CONSERVATIVE STRATEGY FUND CLASS D
Class D Shares
		202	624	1,073	2,317

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Principal Investment Strategies
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.77% (06/30/09)

Worst Quarter: -13.10% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 3.00%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CONSERVATIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D	Class A Return Before Taxes	6.57%	1.36%	3.02%	Nov 17, 2003
CLASS D After Taxes on Distributions	Class A Return After Taxes on Distributions	5.58%	0.03%	1.78%	Nov 17, 2003
CLASS D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.28%	0.42%	1.89%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Second Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing the opportunity for modest capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6.77% (06/30/09)

Worst Quarter: -13.10% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 3.00%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
SAAT CONSERVATIVE STRATEGY FUND (Second Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.10%)
SAAT CONSERVATIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Annual Return 2004	rr_AnnualReturn2004	8.35%
Annual Return 2005	rr_AnnualReturn2005	4.55%
Annual Return 2006	rr_AnnualReturn2006	10.75%
Annual Return 2007	rr_AnnualReturn2007	0.75%
Annual Return 2008	rr_AnnualReturn2008	(20.93%)
Annual Return 2009	rr_AnnualReturn2009	13.97%
Annual Return 2010	rr_AnnualReturn2010	6.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (Second Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation, while managing the risk of loss.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND CLASS D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.77%
Total Annual Fund Operating Expenses	[1]	2.14%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND CLASS D
Class D Shares
		217	670	1,149	2,472

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.95% (06/30/09)

Worst Quarter: -17.19% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.40%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MODERATE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D	Class A Return Before Taxes	9.68%	2.04%	4.22%	Nov 17, 2003
CLASS D After Taxes on Distributions	Class A Return After Taxes on Distributions	8.48%	0.60%	2.93%	Nov 17, 2003
CLASS D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.33%	0.98%	2.94%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Second Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation, while managing the risk of loss.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 11.95% (06/30/09)

Worst Quarter: -17.19% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.40%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
SAAT MODERATE STRATEGY FUND (Second Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
SAAT MODERATE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Annual Return 2004	rr_AnnualReturn2004	11.17%
Annual Return 2005	rr_AnnualReturn2005	5.49%
Annual Return 2006	rr_AnnualReturn2006	12.07%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(25.95%)
Annual Return 2009	rr_AnnualReturn2009	19.51%
Annual Return 2010	rr_AnnualReturn2010	9.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Fund Summary
Investment Goal
Long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND CLASS D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		1.01%
Total Annual Fund Operating Expenses	[1]	2.38%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and  that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND CLASS D
Class D Shares
		241	742	1,270	2,716

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                          Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                              40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.69% (06/30/09)

Worst Quarter: -24.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.64%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT AGGRESSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D	Class A Return Before Taxes	14.31%	1.50%	4.88%	Nov 17, 2003
CLASS D After Taxes on Distributions	Class A Return After Taxes on Distributions	12.94%	0.13%	3.69%	Nov 17, 2003
CLASS D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.50%	0.65%	3.66%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and  that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                          Investment Range
Fund/Asset Class                                (Percentage of the Fund's Assets)
U.S. Equity                                                              40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.69% (06/30/09)

Worst Quarter: -24.30% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.64%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
SAAT AGGRESSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	241
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Annual Return 2004	rr_AnnualReturn2004	12.27%
Annual Return 2005	rr_AnnualReturn2005	8.76%
Annual Return 2006	rr_AnnualReturn2006	15.73%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	(41.19%)
Annual Return 2009	rr_AnnualReturn2009	32.63%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY FUND (Second Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND Class D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.87%
Total Annual Fund Operating Expenses	[1]	2.24%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND Class D
Class D Shares
		227	700	1,200	2,575

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Principal Investment Strategies
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 12.85% (06/30/09)

Worst Quarter: -13.40% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.30%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CORE MARKET STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class D	Class A Return Before Taxes	11.95%	3.30%	4.76%	Nov 17, 2003
Class D After Taxes on Distributions	Class A Return After Taxes on Distributions	10.17%	1.61%	3.28%	Nov 17, 2003
Class D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	7.86%	1.92%	3.30%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Second Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 12.85% (06/30/09)

Worst Quarter: -13.40% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.30%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
SAAT CORE MARKET STRATEGY FUND (Second Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | Class D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
SAAT CORE MARKET STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Annual Return 2004	rr_AnnualReturn2004	8.95%
Annual Return 2005	rr_AnnualReturn2005	5.41%
Annual Return 2006	rr_AnnualReturn2006	10.06%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(25.26%)
Annual Return 2009	rr_AnnualReturn2009	22.41%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | Class D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | Class D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (Second Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND CLASS D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.94%
Total Annual Fund Operating Expenses	[1]	2.31%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND CLASS D
Class D Shares
		234	721	1,235	2,646

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Principal Investment Strategies
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                  Investment Range
Fund/Asset Class                                        (Percentage of the Fund's Assets)
U.S. Equity                                                                       30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                               0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                        0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                              5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                          0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.43% (06/30/09)

Worst Quarter: -18.82% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.65%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MARKET GROWTH STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D	Class A Return Before Taxes	13.37%	2.48%	4.75%	Nov 17, 2003
CLASS D After Taxes on Distributions	Class A Return After Taxes on Distributions	11.80%	0.94%	3.43%	Nov 17, 2003
CLASS D After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	8.83%	1.35%	3.42%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Second Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that  the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                  Investment Range
Fund/Asset Class                                        (Percentage of the Fund's Assets)
U.S. Equity                                                                       30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                               0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                        0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                              5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                          0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance. Since
Class D Shares are invested in the same portfolio of securities, returns for
Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns for 1 and 5 years and since the Fund's Class A Shares inception compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 16.43% (06/30/09)

Worst Quarter: -18.82% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.65%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MARKET GROWTH STRATEGY FUND (Second Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.82%)
Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
SAAT MARKET GROWTH STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Annual Return 2004	rr_AnnualReturn2004	10.84%
Annual Return 2005	rr_AnnualReturn2005	7.00%
Annual Return 2006	rr_AnnualReturn2006	12.86%
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	(33.45%)
Annual Return 2009	rr_AnnualReturn2009	27.43%
Annual Return 2010	rr_AnnualReturn2010	13.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses (AFFE)		0.49%
Total Annual Fund Operating Expenses	[1]	1.19%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND CLASS I
Class I Shares
		121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Principal Investment Strategies
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for
1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.77% (12/31/06)

Worst Quarter: -4.06% (03/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 1.63%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT DEFENSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	2.39%	0.92%	2.23%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	1.74%	(0.23%)	1.16%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	1.56%	0.16%	1.31%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 73%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments
Management Corporation (SIMC or the Adviser).

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-30%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-15%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 50-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for
1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2.77% (12/31/06)

Worst Quarter: -4.06% (03/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 1.63%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the
Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT DEFENSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.06%)
SAAT DEFENSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT DEFENSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2004	rr_AnnualReturn2004	6.50%
Annual Return 2005	rr_AnnualReturn2005	3.81%
Annual Return 2006	rr_AnnualReturn2006	7.51%
Annual Return 2007	rr_AnnualReturn2007	(0.54%)
Annual Return 2008	rr_AnnualReturn2008	(8.00%)
Annual Return 2009	rr_AnnualReturn2009	3.93%
Annual Return 2010	rr_AnnualReturn2010	2.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT DEFENSIVE STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CONSERVATIVE STRATEGY FUND (Third Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Fund Summary
Investment Goal
Manage risk of loss while providing the opportunity for modest capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CONSERVATIVE STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.62%
Total Annual Fund Operating Expenses	[1]	1.24%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CONSERVATIVE STRATEGY FUND CLASS I
Class I Shares
		126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Principal Investment Strategies
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                               0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                      0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                   35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.55% (06/30/09)

Worst Quarter: -13.14% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 2.82%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CONSERVATIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	6.32%	1.07%	3.03%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	5.44%	(0.17%)	1.85%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.12%	0.23%	1.94%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Third Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Manage risk of loss while providing the opportunity for modest capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 110%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S.
and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                               0-40%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                      0-20%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                   35-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 6.55% (06/30/09)

Worst Quarter: -13.14% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 2.82%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CONSERVATIVE STRATEGY FUND (Third Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.14%)
SAAT CONSERVATIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CONSERVATIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2004	rr_AnnualReturn2004	9.42%
Annual Return 2005	rr_AnnualReturn2005	4.96%
Annual Return 2006	rr_AnnualReturn2006	10.29%
Annual Return 2007	rr_AnnualReturn2007	0.52%
Annual Return 2008	rr_AnnualReturn2008	(21.13%)
Annual Return 2009	rr_AnnualReturn2009	13.45%
Annual Return 2010	rr_AnnualReturn2010	6.32%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CONSERVATIVE STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (Third Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation, while managing the risk of loss.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)		0.77%
Total Annual Fund Operating Expenses	[1]	1.40%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND CLASS I
Class I Shares
		143	443	766	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Principal Investment Strategies
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.94% (06/30/09)

Worst Quarter: -17.24% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.28%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MODERATE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	9.41%	1.82%	4.32%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	8.32%	0.49%	3.10%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	6.14%	0.85%	3.06%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Third Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation, while managing the risk of loss.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 11.94% (06/30/09)

Worst Quarter: -17.24% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.28%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MODERATE STRATEGY FUND (Third Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.24%)
SAAT MODERATE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MODERATE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2004	rr_AnnualReturn2004	12.32%
Annual Return 2005	rr_AnnualReturn2005	6.14%
Annual Return 2006	rr_AnnualReturn2006	12.00%
Annual Return 2007	rr_AnnualReturn2007	1.53%
Annual Return 2008	rr_AnnualReturn2008	(26.20%)
Annual Return 2009	rr_AnnualReturn2009	19.17%
Annual Return 2010	rr_AnnualReturn2010	9.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MODERATE STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT AGGRESSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Fund Summary
Investment Goal
Long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)		1.01%
Total Annual Fund Operating Expenses	[1]	1.64%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND CLASS I
Class I Shares
		167	517	892	1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk- - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.62% (06/30/09)

Worst Quarter: -24.35% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.53%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT AGGRESSIVE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	14.13%	1.20%	4.49%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	12.81%	(0.13%)	3.33%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.38%	0.43%	3.34%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                         Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                             40-100%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                       0-40%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                                0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                      0-25%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                 0-40%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk- - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 19.62% (06/30/09)

Worst Quarter: -24.35% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.53%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and an additional index: the MSCI EAFE Index.
The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT AGGRESSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
SAAT AGGRESSIVE STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT AGGRESSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Annual Return 2004	rr_AnnualReturn2004	11.62%
Annual Return 2005	rr_AnnualReturn2005	8.22%
Annual Return 2006	rr_AnnualReturn2006	15.17%
Annual Return 2007	rr_AnnualReturn2007	4.19%
Annual Return 2008	rr_AnnualReturn2008	(41.33%)
Annual Return 2009	rr_AnnualReturn2009	32.12%
Annual Return 2010	rr_AnnualReturn2010	14.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT AGGRESSIVE STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY FUND (Third Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses (AFFE)		0.87%
Total Annual Fund Operating Expenses	[1]	1.55%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND CLASS I
Class I Shares
		158	490	845	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Principal Investment Strategies
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 13.02% (06/30/09)

Worst Quarter: -13.37% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.12%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT CORE MARKET STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	12.41%	3.50%	5.20%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	10.68%	1.87%	3.74%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.15%	2.12%	3.69%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Third Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                        Investment Range
Fund/Asset Class                               (Percentage of the Fund's Assets)
U.S. Equity                                                              20-70%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                      0-30%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                               0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                    30-75%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                                0-30%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 13.02% (06/30/09)

Worst Quarter: -13.37% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.12%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in
conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT CORE MARKET STRATEGY FUND (Third Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.37%)
SAAT CORE MARKET STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT CORE MARKET STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2004	rr_AnnualReturn2004	10.32%
Annual Return 2005	rr_AnnualReturn2005	6.26%
Annual Return 2006	rr_AnnualReturn2006	10.30%
Annual Return 2007	rr_AnnualReturn2007	4.34%
Annual Return 2008	rr_AnnualReturn2008	(25.30%)
Annual Return 2009	rr_AnnualReturn2009	22.92%
Annual Return 2010	rr_AnnualReturn2010	12.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT CORE MARKET STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (Third Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND CLASS I
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)		0.94%
Total Annual Fund Operating Expenses	[1]	1.57%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND CLASS I
Class I Shares
		160	496	855	1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Principal Investment Strategies
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                            (Percentage of the Fund's Assets)
U.S. Equity                                                           30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                   0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                            0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                  5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                             0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk- - The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.16% (06/30/09)

Worst Quarter: -18.93% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.59%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MARKET GROWTH STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Return Before Taxes	13.03%	2.34%	4.46%	Nov 17, 2003
CLASS I After Taxes on Distributions	Class I Return After Taxes on Distributions	11.53%	0.86%	3.17%	Nov 17, 2003
CLASS I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.61%	1.26%	3.19%	Nov 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Third Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation while maintaining broad equity and fixed income market participation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 118%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying
SEI Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                            (Percentage of the Fund's Assets)
U.S. Equity                                                           30-85%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Global Managed Volatility Fund

International Equity                                                   0-35%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                            0-20%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                  5-50%
SDIT Ultra Short Duration Bond Fund
SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                             0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset Allocation Risk- - The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 16.16% (06/30/09)

Worst Quarter: -18.93% (12/31/08)

The Fund's Class I total return from January 1, 2011 to June 30, 2011 was 4.59%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and two additional indices: the Barclays Capital
U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S.
Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SAAT MARKET GROWTH STRATEGY FUND (Third Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's Class I total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.93%)
SAAT MARKET GROWTH STRATEGY FUND | S&P 500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Morgan Stanley Capital International EAFE Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | Barclays Capital U.S. Aggregate Bond Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003	[1]
SAAT MARKET GROWTH STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Annual Return 2004	rr_AnnualReturn2004	9.30%
Annual Return 2005	rr_AnnualReturn2005	7.21%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	3.92%
Annual Return 2008	rr_AnnualReturn2008	(33.67%)
Annual Return 2009	rr_AnnualReturn2009	27.19%
Annual Return 2010	rr_AnnualReturn2010	13.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
SAAT MARKET GROWTH STRATEGY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.